Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee approves equity awards for our Named Executive Officers and other officers and employees on or before the date of grant, and it is the Committee’s general practice to approve annual equity awards in the first quarter of each year. On occasion, equity awards may be granted outside of our annual grant cycle for new hires, promotions, retention, or other purposes. The grant date for Named Executive Officers is generally March 1, which is generally shortly after the Company has released its financial results for the prior full year. Annual awards for executives are granted in specified dollar amounts, with the number of shares for each determined by dividing the dollar amount by the closing price of our stock on the business day before the grant date. During 2024, we did not grant any stock options to our Named Executive Officers.

Award Timing Method	The Compensation Committee approves equity awards for our Named Executive Officers and other officers and employees on or before the date of grant, and it is the Committee’s general practice to approve annual equity awards in the first quarter of each year. On occasion, equity awards may be granted outside of our annual grant cycle for new hires, promotions, retention, or other purposes. The grant date for Named Executive Officers is generally March 1, which is generally shortly after the Company has released its financial results for the prior full year.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false